S000000606 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended	241 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.05%	7.29%	7.14%
Lipper Small-Cap Core Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	10.77%	8.34%	7.76%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	9.49%	7.51%
Performance Inception Date						Dec. 08, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	7.48%	5.89%
Performance Inception Date						Dec. 08, 2004
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.89%	7.36%	5.79%
Performance Inception Date						Dec. 08, 2004
Class C
Prospectus [Line Items]
Average Annual Return, Percent		18.93%	9.96%	7.51%
Performance Inception Date						Dec. 08, 2004
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		20.25%	11.24%	8.59%
Performance Inception Date					Feb. 15, 2013
Class I
Prospectus [Line Items]
Average Annual Return, Percent		20.11%	11.07%	8.42%
Performance Inception Date						Dec. 08, 2004

[1]
An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

[2]
An index designed to measure the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification.